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                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended: 12/31/2005
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:
 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     RICHARD P. CIOLINO
          ---------------------------------------------
 Title:    TRUST INVESTMENT OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ Richard P. Ciolino   Gloucester, MA                1/31/2006
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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Schedule 13F Worksheet

                                                                As of 12/31/2005

Displayed is a list of the assets whose holdings are either over $200,000 in market value or over 10,000 units.

Asset Types listed include 010, 020, 030, 035, 080.

Included in the totals are only those accounts whose Investment Powers are "Full" or "Partial".

                                                                                                               Voting Authority
                                                                       Market                 Investment ---------------------------
                                                                        Value        Units      Powers      Full    Partial   None
                                                                   -------------- ----------  ---------- ---------- ------- --------
AT&T INC.                  Common Stock                  00206R102 $   420,885.13  17,186.00     FULL     16,386.00   0.00    800.00

AT&T INC.                  Common Stock                  00206R102 $   271,471.65  11,085.00   PARTIAL    10,524.00   0.00    561.00

ABBOTT LABS                Common Stock                  002824100 $ 1,122,020.08  28,456.00     FULL     27,756.00   0.00    700.00

ABBOTT LABS                Common Stock                  002824100 $   220,965.72   5,604.00   PARTIAL     4,729.00   0.00    875.00

AIR PRODS & CHEMS INC      Common Stock                  009158106 $   290,031.00   4,900.00     FULL      4,900.00   0.00      0.00

AMERICAN INTL GROUP INC    Common Stock                  026874107 $ 1,002,639.90  14,695.00     FULL     14,095.00   0.00    600.00

AMGEN INC                  Common Stock                  031162100 $   365,910.40   4,640.00     FULL      4,390.00   0.00    250.00

AUTOMATIC DATA PROCESSING
 INC                       Common Stock                  053015103 $   555,940.80  12,112.00     FULL     11,612.00   0.00    500.00

B P  P L C SPONS A D R     American Depository Receipts  055622104 $   755,227.20  11,760.00     FULL     11,560.00   0.00    200.00

BANK OF AMERICA CORP       Common Stock                  060505104 $   899,463.50  19,490.00     FULL     18,890.00   0.00    600.00

BANK OF AMERICA CORP       Common Stock                  060505104 $   211,551.60   4,584.00   PARTIAL     4,384.00   0.00    200.00

BELLSOUTH CORP             Common Stock                  079860102 $   359,291.80  13,258.00     FULL     12,458.00   0.00    800.00

CHEVRON CORPORATION        Common Stock                  166764100 $   604,543.73  10,649.00     FULL      9,413.00   0.00  1,236.00

CISCO SYS INC              Common Stock                  17275R102 $   491,361.12  28,701.00     FULL     28,701.00   0.00      0.00

CITIGROUP INC              Common Stock                  172967101 $   878,441.54  18,101.00     FULL     17,701.00   0.00    400.00

CITIGROUP INC              Common Stock                  172967101 $   200,283.31   4,127.00   PARTIAL     4,127.00   0.00      0.00

DANAHER CORP               Common Stock                  235851102 $   286,486.08   5,136.00     FULL      5,136.00   0.00      0.00

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
DELL INC                   Common Stock                  24702R101 $   463,626.00  15,480.00     FULL     14,728.00   0.00    752.00

DOMINION RESOURCES INC     Common Stock                  25746U109 $   532,448.40   6,897.00     FULL      6,474.00   0.00    423.00

ECOLAB INC                 Common Stock                  278865100 $   363,606.75  10,025.00     FULL     10,025.00   0.00      0.00

EMERSON ELEC CO            Common Stock                  291011104 $   300,294.00   4,020.00     FULL      4,020.00   0.00      0.00

EXXON MOBIL CORP           Common Stock                  30231G102 $ 3,493,549.32  62,196.00     FULL     61,308.00   0.00    888.00

EXXON MOBIL CORP           Common Stock                  30231G102 $   415,133.76   7,390.67   PARTIAL     7,390.67   0.00      0.00

F P L GROUP INC            Common Stock                  302571104 $   444,608.88  10,698.00     FULL      9,894.00   0.00    804.00

FIFTH THIRD BANCORP        Common Stock                  316773100 $   276,110.40   7,320.00     FULL      7,320.00   0.00      0.00

GENERAL ELEC CO            Common Stock                  369604103 $ 3,367,393.71  96,074.00     FULL     91,874.00   0.00  4,200.00

GENERAL ELEC CO            Common Stock                  369604103 $   831,526.20  23,724.00   PARTIAL    20,481.00   0.00  3,243.00

GENERAL MILLS INC          Common Stock                  370334104 $   225,392.40   4,570.00     FULL      4,570.00   0.00      0.00

HOME DEPOT INC             Common Stock                  437076102 $   705,485.44  17,428.00     FULL     15,276.00   0.00  2,152.00

ILLINOIS TOOL WKS INC      Common Stock                  452308109 $   253,939.14   2,886.00     FULL      2,826.00   0.00     60.00

INTEL CORP                 Common Stock                  458140100 $   441,392.64  17,684.00     FULL     16,084.00   0.00  1,600.00

INTERNATIONAL BUSINESS
 MACHINES CORP             Common Stock                  459200101 $   360,200.40   4,382.00     FULL      3,982.00   0.00    400.00

JACOBS ENGR GROUP INC      Common Stock                  469814107 $   454,298.45   6,635.00     FULL      6,635.00   0.00      0.00

JOHNSON & JOHNSON          Common Stock                  478160104 $ 1,033,359.40  17,194.00     FULL     15,683.00   0.00  1,511.00

JOHNSON & JOHNSON          Common Stock                  478160104 $   201,815.80   3,358.00   PARTIAL     2,808.00   0.00    550.00

MASCO CORP                 Common Stock                  574599106 $   272,464.75   9,025.00     FULL      9,025.00   0.00      0.00

MICROSOFT CORP             Common Stock                  594918104 $   798,594.85  30,539.00     FULL     29,385.00   0.00  1,154.00

MORGAN STANLEY             Common Stock                  617446448 $   522,178.22   9,203.00     FULL      8,647.00   0.00    556.00

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
PEPSICO INC                Common Stock                  713448108 $ 1,336,625.92  22,624.00     FULL     21,824.00   0.00    800.00

PFIZER INC                 Common Stock                  717081103 $   495,713.24  21,257.00     FULL     19,968.00   0.00  1,289.00

PROCTER & GAMBLE CO        Common Stock                  742718109 $ 1,125,782.61  19,270.50     FULL     18,770.50   0.00    500.00

PROCTER & GAMBLE CO        Common Stock                  742718109 $   246,386.35   4,217.50   PARTIAL     4,217.50   0.00      0.00

ROYAL DUTCH SHELL PLC
 A D R                     American Depository Receipts  780259206 $   239,811.00   3,900.00     FULL      3,500.00   0.00    400.00

STAPLES INC                Common Stock                  855030102 $   776,114.25  34,175.00     FULL     32,825.00   0.00  1,350.00

STATE STR CORP             Common Stock                  857477103 $   325,710.00   5,875.00     FULL      5,875.00   0.00      0.00

SUN LIFE FINANCIAL INC     Common Stock                  866796105 $   557,124.79  13,883.00     FULL     13,883.00   0.00      0.00

SUDBAY CHRYSLER TRUST      Common Stock                  87507U991 $   421,501.99     700.00     FULL        700.00   0.00      0.00

TEVA PHARMACEUTICAL INDS
 LTD A D R                 American Depository Receipts  881624209 $   583,430.65  13,565.00     FULL     12,965.00   0.00    600.00

TEXAS INSTRUMENTS INC      Common Stock                  882508104 $   220,417.12   6,873.00     FULL      6,873.00   0.00      0.00

3M CO                      Common Stock                  88579Y101 $   463,450.00   5,980.00     FULL      5,980.00   0.00      0.00

UNITED TECHNOLOGIES CORP   Common Stock                  913017109 $   411,441.69   7,359.00     FULL      7,359.00   0.00      0.00

VERIZON COMMUNICATIONS
 INC                       Common Stock                  92343V104 $   834,203.52  27,696.00     FULL     26,988.00   0.00    708.00

VERIZON COMMUNICATIONS
 INC                       Common Stock                  92343V104 $   240,559.71   7,986.71   PARTIAL     7,594.71   0.00    392.00

WACHOVIA CORP              Common Stock                  929903102 $   509,464.68   9,638.00     FULL      9,638.00   0.00      0.00

WACHOVIA CORP 2ND NEW      Preferred Stock               929903201 $        96.74  24,186.00     FULL     24,186.00   0.00      0.00

WAL MART STORES INC        Common Stock                  931142103 $   526,359.60  11,247.00     FULL     11,247.00   0.00      0.00

WELLS FARGO & CO           Common Stock                  949746101 $   383,263.00   6,100.00     FULL      5,600.00   0.00    500.00

WELLS FARGO & CO           Common Stock                  949746101 $   505,781.50   8,050.00   PARTIAL     8,050.00   0.00      0.00

WYETH                      Common Stock                  983024100 $   866,300.28  18,804.00     FULL     18,804.00   0.00      0.00

                           Grand Total                             $35,763,472.11 854,599.38